Shareholder Report, Holdings (Details) - C000204431	Jan. 31, 2026
912797RV1 | United States Treasury Bill
Holdings [Line Items]
Percent of Net Asset Value	4.50%
172967NB3 | Citigroup, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
28504KAA5 | Electricite de France S.A.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
37045XDB9 | General Motors Financial Company, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
29273VAN0 | Energy Transfer, L.P.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
05565AB28 | BNP Paribas S.A.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
BL4810455 | Caesars Entertainment, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
0641598N9 | Bank of Nova Scotia (The)
Holdings [Line Items]
Percent of Net Asset Value	1.50%
025537AU5 | American Electric Power Company, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
65480CAL9 | Nissan Motor Acceptance Company, LLC
Holdings [Line Items]
Percent of Net Asset Value	1.50%
CLO00119MAU3
Holdings [Line Items]
Percent of Total Investments	15.80%
CMO31364HR41
Holdings [Line Items]
Percent of Total Investments	3.30%
Industrials008911BK4
Holdings [Line Items]
Percent of Total Investments	66.20%
Consumer DiscretionaryBL4679264
Holdings [Line Items]
Percent of Total Investments	10.20%
U.S. Treasury Obligations912797RV1
Holdings [Line Items]
Percent of Total Investments	4.50%
Technology
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Materials
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Communications
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Health Care
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Energy
Holdings [Line Items]
Percent of Net Asset Value	3.00%
CMO
Holdings [Line Items]
Percent of Net Asset Value	3.30%
U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Industrials
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Utilities
Holdings [Line Items]
Percent of Net Asset Value	7.20%
CLO
Holdings [Line Items]
Percent of Net Asset Value	15.70%
Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	20.50%
Financials
Holdings [Line Items]
Percent of Net Asset Value	35.10%